Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	CASTLE A M & CO
Entity Central Index Key	0000018172
Document Type	8-K
Document Period End Date	Apr. 10, 2012
Amendment Flag	false